REVENUE - Narrative (Details) t in Thousands, oz in Thousands, lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 customers $ / pound $ / ounce	Dec. 31, 2025 $ / pound $ / ounce	Dec. 31, 2025 lb $ / pound $ / ounce	Dec. 31, 2025 USD ($) $ / pound $ / ounce	Dec. 31, 2025 oz $ / pound $ / ounce	Dec. 31, 2025 t $ / pound $ / ounce	Dec. 31, 2024 lb $ / ounce $ / pound	Dec. 31, 2024 USD ($) $ / ounce $ / pound	Dec. 31, 2024 oz $ / ounce $ / pound	Dec. 31, 2024 t $ / ounce $ / pound
Disclosure of major customers [abstract]
Number of customers who accounts for more than ten percent of revenue | customers	3
Minimum percentage of entity revenue for major customers		10.00%
Disclosure of major customers [line items]
Number of customers who accounts for more than ten percent of revenue | customers	3
Minimum percentage of entity revenue for major customers		10.00%
Gold [Member]
Disclosure of provisional metal sales
Percentage of composition of principal product (as percent)	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Volumes subject to final pricing Copper (millions) Gold (000s) | oz					29				48
Impact on net income before taxation of 10% movement in market price | $				$ 13				$ 13
Average price of sales subject to final settlement | $ / ounce	4,337	4,337	4,337	4,337	4,337	4,337	2,636	2,636	2,636	2,636
Percent change in commodity prices used for sensitivity analysis	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Copper
Disclosure of provisional metal sales
Volumes subject to final pricing Copper (millions) Gold (000s)			56			25	63			28
Impact on net income before taxation of 10% movement in market price | $				$ 30				$ 25
Average price of sales subject to final settlement | $ / pound	5.34	5.34	5.34	5.34	5.34	5.34	4.04	4.04	4.04	4.04
Customer 1 [Member]
Disclosure of major customers [abstract]
Percentage of entity's revenue		26.00%
Disclosure of major customers [line items]
Percentage of entity's revenue		26.00%
Customer 2 [Member]
Disclosure of major customers [abstract]
Percentage of entity's revenue		12.00%
Disclosure of major customers [line items]
Percentage of entity's revenue		12.00%
Customer 3 [Member]
Disclosure of major customers [abstract]
Percentage of entity's revenue		11.00%
Disclosure of major customers [line items]
Percentage of entity's revenue		11.00%